14. COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016
Stock issued for cash, amount			$ 2,345,000	$ 2,345,000	$ 1,820,000	$ 1,820,000
Cash offering costs			53,600	53,600	68,800	68,800
Conversion of debt, amount converted			600,000		0
Conversion of debt, interest converted			$ 104,709
Conversion of debt, shares issued			4,698,060
Conversion of debt principal amount		$ 704,709	$ 704,709		0
Stock Issued for Services			2,250	2,250	150,000	150,000
Prepaid expenses	202,289		55,674		94,167
Stock Issued for Services - Related Party			27,000	27,000	69,603	69,603
Gain on settlement of debt		107,081	107,081		0
Shares Issued for Loan Guaranty - Related Party			68,078	$ 68,078	22,123	$ 22,123
Proceeds from sale of stock	290,000	30,000	2,345,000		1,820,000
Stock issuance costs	$ 12,000	$ 2,400	53,600		68,800
Private Placement [Member]
Stock issued for cash, shares	1,933,333
Proceeds from sale of stock	$ 290,000
Stock issuance costs	$ 12,000
Warrants issued	273,333
Strike price of warrants	$ 0.15
Restricted Stock [Member]
Unrecognized stock expense			225,000		337,500
Investor Relations [Member]
Stock Issued for Services					$ 150,000
Stock Issued for Services (Shares)					1,000,000
Three Directors [Member] | Performance Grants [Member]
Stock Issued for Services	$ 112,500
Stock Issued for Services (Shares)	750,000
Three Directors [Member] | Restricted Stock [Member]
Stock Issued for Services	$ 28,125
Stock Issued for Services (Shares)	187,500
Unrecognized stock expense	$ 196,875
Stock Issued for Services [Member] | Restricted Stock [Member]
Stock Issued for Services			$ 337,500
Stock Issued for Services (Shares)			2,250,000
Stock Issued for Services [Member] | Restricted Stock [Member] | Davidson [Member]
Stock Issued for Services					$ 112,500
Stock Issued for Services (Shares)					750,000
Stock Issued for Services [Member] | Restricted Stock [Member] | Posawatz [Member]
Stock Issued for Services					$ 150,000
Stock Issued for Services (Shares)					1,000,000
Keshif Ventures LLC [Member]
Stock issued for cash, shares			1,333,333		3,333,333
Stock issued for cash, amount			$ 200,000		$ 500,000
Shares Issued for Loan Guaranty - Related Party			$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)			453,857		147,493
GreenCoreCapitalLLCMember | Stock Issued for Services [Member]
Stock Issued for Services - Related Party			$ 27,000		$ 69,603
Stock Issued for Services - Related Party (Shares)			180,000		464,115
Gain on settlement of debt					$ 2,396
GreenCore Capital [Member]
Stock Issued for Services - Related Party			$ 27,000		$ 69,603
Stock Issued for Services - Related Party (Shares)			180,000		464,115
Three Directors [Member]
Stock Issued for Services	$ 140,625
Stock Issued for Services (Shares)	937,500
Three Directors [Member] | Stock Issued for Services [Member] | Restricted Stock [Member]
Stock Issued for Services			$ 112,500
Stock Issued for Services (Shares)			750,000
Five Directors [Member] | Stock Issued for Services [Member] | Restricted Stock [Member]
Stock Issued for Services					$ 172,916
Stock Issued for Services (Shares)					1,152,776
Loan and Security Agreement [Member] | Keshif Ventures, LLC [Member]
Gain on settlement of debt			$ 172		$ 2,877
Shares Issued for Loan Guaranty - Related Party			$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)			453,857		147,493
Private Placement [Member]
Stock issued for cash, shares			15,633,327		12,133,333
Stock issued for cash, amount			$ 2,345,000		$ 1,820,000
Cash offering costs			$ 53,600		68,800
Stock issued for purchase of warrants			223,337
Consulting Services [Member] | Investor Relations [Member]
Prepaid expenses					$ 46,875